UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-3752

THE MANAGERS FUNDS
(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854
(Address of principal executive offices) (Zip code)

The Managers Funds LLC
800 Connecticut Avenue, Norwalk, Connecticut 06854
(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: SEPTEMBER 30, 2004 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers Value Fund
September 30, 2004
Schedule of Portfolio
Security Description	Shares		Value
Common Stocks - 94.4%
Consumer Discretionary - 17.1%
Brinker International, Inc.*	26,200	[2]	$816,130
Clear Channel Communications, Inc.	35,100		1,094,067
Comcast Corp., Special Class A*	65,800		1,837,136
Darden Restaurants, Inc.	62,800		1,464,496
Dollar Tree Stores, Inc.*	56,100		1,511,895
Gannett Co., Inc.	15,450	[2]	1,294,092
Jones Apparel Group, Inc.	31,000		1,109,800
Liberty Media Corp.*	145,400		1,267,888
Mattel, Inc.	76,400		1,385,132
Office Depot, Inc.*	96,000		1,442,880
Pulte Homes Inc	15,310	[2]	939,575
Rent-A Center, Inc.*	32,000		827,520
Time Warner Co., Inc.*	92,000		1,484,880
Yum! Brands, Inc.*	40,500		1,646,730
Total Consumer Discretionary			18,122,221

Consumer Staples - 3.6%
CVS Corp.	36,700		1,546,171
Supervalu, Inc.	40,500		1,115,775
Unilever NV	20,400	[2]	1,179,120
Total Consumer Staples			3,841,066

Energy - 10.5%
BP, PLC. Sponsored ADR	25,900		1,490,027
ChevronTexaco Corp.	64,000		3,432,960
ConocoPhillips Co.	26,998		2,236,784
Devon Energy Corp.	18,900		1,342,089
Kerr-McGee Corp.	19,700	[2]	1,127,825
Transocean, Inc.*	40,100	[2]	1,434,778
Total Energy			11,064,463

Financials - 32.4%
ACE, Ltd.	35,300	[2]	1,414,118
Allstate Corp. (The)	33,200		1,593,267
American Express Co.	30,900		1,590,114
American International Group, Inc.	18,300		1,244,217
Bank of America Corp.	67,900		2,942,107
Chubb Corp.	23,200	[2]	1,630,496
Citigroup, Inc.	89,541		3,950,549
Fannie Mae Co.	57,700		3,658,180
Goldman Sachs Group, Inc.	12,900		1,202,796
Hartford Financial Services Group, Inc.	26,800		1,659,724
MBIA, Inc.	29,800	[2]	1,734,658
MBNA Corp.	60,307		1,519,736
Merrill Lynch & Co., Inc.	47,600		2,366,672
Morgan Stanley Co.	26,500		1,306,450
Regions Financial Corp.	32,726	[2]	1,081,922
St. Paul Travelers Companies, Inc., The	31,930		1,055,606
Washington Mutual, Inc.	33,800		1,320,904
Wells Fargo & Co.	30,449		1,815,674
XL Capital, Ltd.	15,300		1,132,047
Total Financials			34,219,237

Health Care - 12.7%
Abbott Laboratories Co.	40,300		1,707,108
AmerisourceBergen Corp.	9,900	[2]	531,729
Anthem, Inc.*	18,6002		1,622,850
Cardinal Health, Inc.	26,100		1,142,397
GlaxoSmithKline PLC, Sponsored ADR	39,900	[2]	1,744,827
HCA, Inc.	33,300		1,270,395
Laboratory Corp. of America Holdings*	12,300		537,756
McKesson Corp.	33,400		856,710
Pfizer, Inc.	63,200		1,933,920
WellPoint Health Networks, Inc.*	19,400		2,038,746
Total Health Care			13,386,438

Industrials - 9.2%
Cendant Corp.*	67,630		1,460,808
Emerson Electric Co.	24,900		1,541,061
General Dynamics Corp.	12,200		1,245,620
General Electric Co.	47,000		1,578,260
Honeywell International, Inc.	27,800		996,908
Pitney Bowes, Inc.	37,200		1,640,520
United Technologies Corp.	13,900		1,297,982
Total Industrials			9,761,159

Information Technology - 2.7%
Hewlett-Packard Co.	96,526	[2]	1,809,863
Xerox Corp.*	73,100	[2]	1,029,248
Total Information Technology			2,839,111

Materials - 1.5%
E.I. du Pont de Nemours & Co., Inc.	36,150		1,547,220

Telecommunication Services - 2.4%
Centurytel, Inc.	10,500		359,520
Nextel Communications, Inc.*	46,100		1,099,024
Verizon Communications, Inc.	27,245		1,072,908
Total Telecommunication Services			2,531,452

Utilities - 2.3%
Exelon Corp.	44,100		1,618,029
FirstEnergy Corp.	20,860		856,929
Total Utilities			2,474,958

Total Common Stocks
(cost $85,334,088)			99,787,325

Other Investment Companies - 11.0%
Bank of New York Institutional Cash Reserves Fund, 1.81%[1,3]	7,268,070		7,268,070
JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.54%[1]	4,319,110		4,319,110
Total Other Investment Companies
(cost $11,587,180)			11,587,180

Total Investments - 105.4%
(cost $96,921,268)			111,374,505

Other Assets, less Liabilities - (5.4)%			(5,677,395)
Net Assets - 100.0%			$105,697,110

Managers Capital Appreciation
September 30, 2004
Schedule of Portfolio Investments (unaudited)
Security Description	Shares		Value
Common Stocks - 97.6%
Consumer Discretionary - 14.8%
Applebee's International, Inc.	22,500		$568,800
Bed Bath & Beyond, Inc.*	26,500		983,415
Best Buy Co., Inc.	58,700	[2]	3,183,888
Carnival Corp.	14,700	[2]	695,163
Cheesecake Factory, The.*	12,000	[2]	520,800
Coach, Inc.*	22,000		933,240
eBay, Inc.*	11,400		1,048,116
J.C. Penney Co., Inc., Holding Co.	30,000	[2]	1,058,400
Lowe's Co., Inc.	10,000	[2]	543,500
McDonald's Corp.	27,000		756,810
PETsMART, Inc.	22,500	[2]	638,775
Royal Caribbean Cruises, Ltd.	11,100	[2]	483,960
Staples, Inc.*	25,000		745,500
Walt Disney Co. (The)	54,200		1,222,210
Yum! Brands, Inc.*	20,000		813,200
Total Consumer Discretionary			14,195,777

Consumer Staples - 8.0%
Avon Products, Inc.	28,800		1,257,984
Estee Lauder Co., Class A	11,500		480,700
Procter & Gamble Co.	20,000		1,082,400
Sysco Corp.	21,000		628,320
Walgreen Co.	15,000		537,450
Wal-Mart Stores, Inc.	46,300		2,463,160
Wm. Wrigley Jr. Co.	19,300		1,221,883
Total Consumer Staples			7,671,897

Energy - 10.5%
Anadarko Petroleum Corp.	10,200		676,872
Apache Corp.	20,190		1,011,721
BJ Services Co.*	26,400	[2]	1,383,624
Burlington Resources, Inc.	15,000		612,000
Devon Energy Corp.	10,000		710,100
EOG Resources, Inc.	8,500		559,725
Nabors Industries, Ltd.*	24,400		1,155,340
Noble Corp*	15,000		674,250
Patterson-UTI Energy, Inc.*	35,000	[2]	667,450
Schlumberger, Ltd.	39,300		2,645,283
Total Energy			10,096,365

Financials - 8.4%
American Express Co.	12,000	[2]	617,520
American International Group, Inc.	25,200		1,713,348
Citigroup, Inc.	27,300		1,204,476
Goldman Sachs Group, Inc.	10,700		997,668
HSBC Holdings PLC	10,000	[2]	798,000
Merrill Lynch & Co., Inc.	19,400		964,568
U.S. Bancorp	20,000		578,000
Wells Fargo & Co.	19,400		1,156,822
Total Financials			8,030,402

Health Care - 17.8%
Amgen, Inc.*	12,500		708,500
Boston Scientific Corp.	6,000		238,380
Caremark Rx, Inc.*	15,800		506,706
Forest Laboratories, Inc.*	31,400		1,412,372
Genentech, Inc.*	24,800		1,300,016
Gilead Sciences, Inc.*	65,200	[2]	2,437,176
Kyphon, Inc.*	25,000	[2]	619,500
Martek Biosciences Corp.*	19,200	[2]	933,888
Medtronic, Inc.	34,900	[2]	1,811,310
Novartis AG	33,700		1,572,779
Pfizer, Inc.	25,000		765,000
Resmed, Inc.*	29,400	[2]	1,399,734
Stryker Corp.	15,000		721,200
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	52,600		1,364,970
UnitedHealth Group, Inc.	7,000		516,180
Zimmer Holdings, Inc. *	10,000		790,400
Total Health Care			17,098,111

Industrials - 14.0%
3M Co.	30,900		2,471,073
Caterpillar, Inc.	10,000	[2]	804,500
Cummins, Inc.	20,200	[2]	1,492,578
Emerson Electric Co.	17,000		1,052,130
FedEx Corp.	22,200		1,902,318
General Electric Co.	45,000		1,511,100
Illinois Tool Works	13,200	[2]	1,229,844
United Parcel Service, Inc., Class B	23,700		1,799,304
J.B. Hunt Transport Services, Inc.*	19,000	[2]	705,660
Robert Half International, Inc.*	18,000	[2]	463,860
Total Industrials			13,432,367

Information Technology - 22.7%
Analog Devices, Inc.*	20,000	[2]	775,600
Applied Materials, Inc.*	30,000		494,700
Autodesk, Inc.	10,000		486,300
Cisco Systems, Inc.*	108,300		1,960,230
Computer Sciences Corp.*	25,000	[2]	1,177,500
Dell, Inc. *	73,100		2,602,360
Diebold, Inc.	15,000		700,500
Electronic Arts Inc*	9,800		450,702
EMC Corp.*	142,400		1,643,296
Intel Corp.	55,000		1,103,300
International Business Machines Corp.	10,000		857,400
Kla-Tencor Corp.*	10,000	[2]	414,800
Linear Technology Corp.	20,000		724,800
Microsoft Corp.	75,200		2,079,280
Molex, Inc.	32,000		841,920
Nokia Corp., Sponsored ADR	67,900		931,588
Novell, Inc.*	142,300	[2]	897,913
SAP-AG	25,000		973,750
Texas Instruments, Inc.	25,000		532,000
Yahoo!, Inc.*	32,800		1,112,248
Zebra Technologies, Corp.*	17,000		1,037,170
Total Information Technology			21,797,357

Materials - 1.4%
Freeport McMoran Copper & Gold, Inc., Class B	8,000	[2]	324,000
Praxair, Inc.	25,000		1,068,500
Total Materials			1,392,500

Total Common Stocks
(cost $84,702,028)			93,714,776

Other Investment Companies - 21.3%
Bank of New York Institutional Cash Reserves Fund, 1.81%[1,3]	16,400,414		16,400,414
JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.54%[1]	4,014,781		4,014,781
Total Other Investment Companies
(cost $20,415,195)			20,415,195

Total Investments - 118.9%
(cost $105,117,223)			114,129,971
Other Assets, less Liabilities - (18.9)%			(18,166,293)

Net Assets - 100.0%			$95,963,678

Managers Small Company Fund
September 30, 2004
Schedule of Portfolio Investments (unaudited)
Security Description	Shares		Value
Common Stocks - 94.9%
Consumer Discretionary - 23.0%
Christopher & Banks Corp.	12,737	[2]	$203,919
Coldwater Creek, Inc.*	12,725		265,571
Cost Plus, Inc.*	6,750	[2]	238,815
Fred's, Inc.	10,645	[2]	191,184
GameStop Corp.*	20,125		372,514
Gentex Corp.	10,000	[2]	351,300
Getty Images, Inc.*	3,050		168,665
Harman International Industries, Inc.	2,525		272,069
Insight Enterprises, Inc.*	29,700		500,148
McCormick & Schmick's Seafood Restaurants, Inc.	4,375		52,456
Michaels Stores, Inc.	4,950		293,090
O'Reilly Automotive, Inc.*	3,700	[2]	141,672
Penn National Gaming, Inc.*	5,575		225,230
PEP Boys-Manny, Moe & Jack, Inc.	16,925		236,950
PETsMART, Inc.	14,425		409,526
Radio One, Inc.*	13,000	[2]	184,990
Red Robin Gourmet Burgers, Inc.*	8,150		355,910
Ruby Tuesday, Inc.	13,025		363,007
TBC Corp. *	12,275		274,223
Total Consumer Discretionary			5,101,239

Energy - 5.8%
Core Laboratories N.V. *	3,750		92,212
Delta Petroleum Corp.*	15,625	[2]	203,750
Niko Resources, Ltd.	5,975		187,675
Ultra Petroleum Corp.*	10,850		532,192
Whiting Petroleum Corp.*	5,450		165,680
XTO Energy, Inc.	3,470		112,706
Total Energy			1,294,215

Financials - 1.1%
Asta Funding, Inc.	7,800		126,282
Boston Private Financial Holdings, Inc.	4,475		111,696
Total Financials			237,978

Health Care - 13.7%
America Service Group, Inc.*	3,950		162,108
Barr Laboratories, Inc.*	10,912		452,084
Community Health Systems, Inc.*	5,900		157,412
Covance, Inc.*	12,925		516,612
Luminex Corp.*	10,775	[2]	76,826
PSS World Medical, Inc.*	28,975	[2]	290,909
Resmed, Inc.*	6,350		302,323
Respironics, Inc.*	7,675		410,152
Select Medical Corp.	11,700		157,131
Sonosite, Inc.*	7,800		203,190
United Surgical Partners International, Inc.*	9,000		309,150
Total Health Care			3,037,897

Industrials - 25.9%
Actuant Corp., Class A*	7,010		288,882
Aeroflex, Inc. *	34,100		360,437
Carlisle Co., Inc.	5,800		370,794
CDI Corp.	6,850		140,425
Chicago Bridge & Iron Co. N.V	7,625		228,674
ChoicePoint, Inc.*	9,425		401,976
DeVry, Inc.*	15,075		312,203
Donaldson Co., Inc.	7,150		202,989
ElkCorp	11,325		314,382
Hewitt Associates, Inc., Class A*	10,450		276,507
Laureate Education, Inc. *	11,275		419,656
Mobile Mini, Inc.*	9,900	[2]	245,520
MSC Industrial Direct Co., Class A	13,750		468,600
Navigant Consulting, Inc.*	14,575		320,067
NCI Building Systems, Inc.*	9,700		309,430
Pentair, Inc.	21,325		744,456
Providence Service Corp.*	3,775		73,122
Si International, Inc.	1,450		31,770
UTI Worldwide, Inc.	3,625		213,186
Total Industrials			5,723,076

Information Technology - 23.8%
Acxiom Corp.	23,650	[2]	561,451
Alliance Data Systems Corp.*	8,350		338,676
ATMI, Inc.*	8,625	[2]	176,640
Avocent Corp.*	14,725		383,292
Benchmark Electronics, Inc.*	14,025		417,945
Ceridian Corp.*	18,650		343,347
Digitas, Inc.*	19,425	[2]	150,155
Emulex Corp.*	10,600	[2]	122,112
Excel Technology, Inc.*	7,550		194,941
Fair Isaac Corp.	5,393		157,476
FEI Co.*	9,900	[2]	195,624
International Rectifier Corp.*	7,425		254,677
Lionbridge Technologies, Inc. *	15,150		130,138
MAXIMUS, Inc.*	5,150		148,372
MPS Group, Inc.*	20,475		172,195
OPNET Technologies, Inc.*	7,100		72,846
Polycom, Inc.*	7,375		146,172
Progress Software Corp.*	10,650		211,935
Radisys Corp*	5,350	[2]	74,633
Richardson Electronics, Ltd.	7,550		72,556
Rogers Corp.*	7,725		328,235
StarTek, Inc.	3,450		108,192
Technitrol, Inc.*	8,250	[2]	160,875
Tekelec*	15,625		260,625
Tollgrade Communications, Inc.*	10,300		90,537
Total Information Technology			5,273,647

Materials - 1.6%
MacDermid, Inc.	12,100		350,416

Total Common Stocks
(cost $17,048,814)			21,018,468

Other Investment Companies - 9.7%
Bank of New York Institutional Cash Reserves Fund, 1.81%[1,3]	1,600,236		1,600,236
JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.54%[1]	545,676		545,676
Total Other Investment Companies
(cost $2,145,912)			2,145,912

Total Investments - 104.6%
(cost $19,194,726)			23,164,380

Other Assets, less Liabilities - (4.6)%			(1,030,644)
Net Assets - 100.0%			$22,133,736

Managers Special Equity
September 30, 2004
Schedule of Portfolio Investments (unaudited)
Security Description	Shares		Value
Common Stocks - 94.7%
Consumer Discretionary - 20.4%
Applebee's International, Inc.	388,125		$9,811,800
Beasley Broadcasting Group, Inc.*	237,000		3,720,900
Big Lots, Inc.*	757,152	[2]	9,259,969
Borders Group, Inc.	483,500		11,990,800
CBRL Group, Inc.	450,530	[2]	16,255,122
Central European Media Enterprises Ltd., Class A *	221,500		6,281,740
Coldwater Creek, Inc.*	228,600	[2]	4,770,882
COX Radio, Inc., Class A*	368,600		5,499,512
CSK Auto Corp. *	316,500		4,215,780
Cumulus Media Inc Cl A*	361,900	[2]	5,207,741
Design Within Reach, Inc.,	39,120		672,473
Dillard's, Inc., Class A	2,101,200	[2]	41,477,688
Duckwall-ALCO Stores, Inc.*	247,800		3,835,944
Electronics Boutique Holdings Corp.*	251,400	[2]	8,572,740
Emmis Communications Corp., Class A*	1,203,600	[2]	21,737,016
GameStop Corp.*	973,500	[2]	18,019,485
Gaylord Entertainment Co., Class A*	226,233	[2]	7,013,223
Getty Images, Inc.*	243,200	[2]	13,448,960
Gildan Activewear, Inc. Class A*	240,500		6,782,100
Goody's Family Clothing, Inc.	336,600		2,834,172
Gymboree Corp.*	885,100		12,745,440
Hot Topic, Inc. *	212,800		3,626,112
IMPCO Technologies, Inc.*	100,800	[2]	493,920
Insight Communications Co., Inc., Class A*	698,400	[2]	6,145,920
Insight Enterprises, Inc.*	375,380	[2]	6,321,399
J. Jill Group, Inc., The*	540,300		10,724,955
Journal Communications, Inc.	361,500		6,340,710
Kerzner International, Ltd.*	727,300		31,979,381
La Quinta Corp.*	845,000		6,591,000
Leapfrog Enterprises, Inc.*	963,100	[2]	19,502,775
Linens 'N Things, Inc.*	443,900	[2]	10,285,163
M. D. C. Holdings, Inc.	132,500		9,685,750
Nautilus Group Inc	321,300	[2]	7,258,167
NetFlix, Inc.*	122,244	[2]	1,885,002
P.F. Chang's China Bistro, Inc.*	98,800	[2]	4,790,812
Panera Bread Co., Class A*	586,200	[2]	22,005,948
Priceline.com, Inc.*	300,100	[2]	6,653,217
Prime Hospitality Corp*	1,017,300		12,380,541
Proquest Co. *	348,000	[2]	8,943,600
Quiksilver, Inc.*	352,400	[2]	8,958,008
Rare Hospitality International, Inc.*	300,400	[2]	8,005,660
Ross Stores, Inc.	930,000	[2]	21,799,200
Ruby Tuesday, Inc.	900,300	[2]	25,091,361
Saks, Inc.*	1,023,000		12,327,150
Salem Communications Corp., Class A*	482,900		12,227,028
School Specialty, Inc.*	323,565	[2]	12,751,697
Source Interlink Companies, Inc.*	433,700		4,215,564
Sports Authority, Inc. *	283,900	[2]	6,586,480
Standard-Pacific Corp.	178,000	[2]	10,033,860
Steiner Leisure, Ltd. *	130,000		2,873,000
TJX Cos., Inc.	160,000		3,526,400
Too, Inc.*	665,000		12,016,550
Toro Co.	144,700		9,883,010
Toys "R" Us, Inc.*	3,100,000		54,994,000
Tweeter Home Entertainment Group, Inc.*	618,800		3,496,220
United Rentals, Inc.*	664,400		10,557,316
Urban Outfitters, Inc.*	127,700		4,392,880
Visteon Corp.	4,395,300		35,118,447
WMS Industries, Inc.*	412,700		10,602,263
Wolverine World Wide, Inc.	16,600		417,473
Total Consumer Discretionary			659,641,426

Energy - 4.1%
Atwood Oceanics, Inc. *	64,700		3,075,838
Global Industries, Ltd.*	1,320,400	[2]	8,160,072
Grant Prideco, Inc.*	326,900	[2]	6,698,181
Houston Exploration Co.*	217,700	[2]	12,920,495
Key Energy Services, Inc.*	648,300		7,163,715
Maverick Tube Corp.*	200,300	[2]	6,171,243
Mission Resources Corp. *	417,400		2,625,446
Newfield Exploration Co.*	186,700		11,433,508
OMI Corp.*	499,000	[2]	7,993,980
Overseas Shipholding Group, Inc.	202,000		10,027,280
Pogo Producing Co.	484,200		22,975,290
Quicksilver Resources, Inc. *	145,500	[2]	4,753,485
Stone Energy Corp. *	184,800	[2]	8,086,848
Veritas DGC, Inc.*	677,500	[2]	15,433,450
W-H Energy Services, Inc.*	211,100		4,380,325
Total Energy			131,899,156

Financials - 14.8%
Alabama National Bancorp	64,400	[2]	3,855,628
American Financial Group, Inc.	155,300	[2]	4,641,917
American National Insurance Co.	68,950		6,673,671
AmerUs Group, Co.	213,300	[2]	8,745,300
Archipelago Holdings, Inc.	467,650	[2]	6,925,897
Banknorth Group, Inc.	355,482		12,441,870
Banner Corp.	217,740		6,401,556
Brown & Brown, Inc.	265,100	[2]	12,115,070
Chittenden Corp.	495,625	[2]	13,505,781
Clark, Inc.*	358,200		4,850,028
Commerce Bancshares, Inc.	254,915	[2]	12,258,862
Conseco, Inc.*	361,600	[2]	6,385,856
Delphi Financial Group, Inc., Class A	303,700		12,199,629
Direct General Corp.	229,400	[2]	6,634,248
Downey Financial Corp.	393,380	[2]	21,620,165
Equity Inns, Inc.	522,400	[2]	5,161,312
F.N.B. Corp.	116,000	[2]	2,567,080
FelCor Lodging Trust, Inc.*	2,900,000	[2]	32,799,000
First National Bankshares of Florida *	647,870	[2]	15,905,209
Harbor Florida Bancshares, Inc.	224,900	[2]	6,994,390
HCC Insurance Holdings, Inc.	305,800		9,219,870
Hibernia Corp., Class A	866,500	[2]	22,884,265
Hilb, Rogal & Hamilton Co.	305,500	[2]	11,065,210
Investment Technology Group, Inc.*	478,900	[2]	7,327,170
Investors Financial Services Corp.	124,300	[2]	5,609,659
iStar Financial, Inc.	303,300	[2]	12,505,059
MCG Capital Corp.	537,478		9,330,618
Meristar Hospitality Corp.*	5,024,600		27,384,070
MI Developments, Inc., Class A *	2,100,000	[2]	53,130,000
National Western Life Insurance Co., Class A*	12,000	[2]	1,954,800
Net Bank, Inc.	359,900	[2]	3,602,599
Prime Group Realty Trust*	786,800	[2]	4,484,760
Provident Bankshares Corp.	76,400	[2]	2,563,220
Reinsurance Group of America	171,700	[2]	7,074,040
Scottish Annuity & Life Holdings, Ltd.	444,300		9,405,831
Selective Insurance Group, Inc.	182,396	[2]	6,785,131
Sovereign Bancorp, Inc.	522,034	[2]	11,390,782
St. Joe Co., The	111,500		5,326,355
Sterling Financial Corp.*	493,027	[2]	17,374,271
Triad Guaranty, Inc. *	84,582	[2]	4,692,609
U.S.I. Holdings Corp. *	705,701	[2]	9,632,819
Webster Financial Corp.	279,800		13,819,322
Westcorp	255,200		10,851,104
Wintrust Financial Corp.	110,800	[2]	6,346,624
Wm. Wrigley Jr. Co.	128,300		3,003,503
Total Financials			479,446,160

Health Care - 10.5%
Adolor Corporation*	223,875	[2]	2,518,594
Affymetrix, Inc.*	31,600	[2]	970,436
American Healthways, Inc.*	365,300	[2]	10,633,883
American Medical Systems Holdings, Inc. *	234,600	[2]	8,508,942
Apria Healthcare Group, Inc.*	259,000	[2]	7,057,750
Arthrocare Corp.*	627,200	[2]	18,370,688
Atherogenics, Inc.*	257,900	[2]	8,497,805
Centene Corp.*	191,000	[2]	8,132,780
Charles River Laboratories International, Inc.*	302,900	[2]	13,872,820
CTI Molecular Imaging Inc.*	242,500	[2]	1,956,975
CV Therapeutics, Inc.*	88,300	[2]	1,103,750
Cytyc Corp*	361,000		8,718,150
DaVita, Inc.*	526,500		16,400,475
Digirad Corp.	108,600		1,134,870
Discovery Laboratories, Inc.*	460,700	[2]	3,086,690
DJ Orthopedics, Inc. *	366,875		6,475,344
Dyax Corp. *	275,000		2,101,000
Eclipsys Corp.*	1,074,000	[2]	16,754,400
Encysive Pharmaceuticals, Inc. *	274,700		2,480,541
EPIX Pharmaceiticals, Inc.*	353,500		6,826,085
Eresearch Technology, Inc. *	75,963	[2]	1,012,587
Exact Sciences Corp.*	371,900		1,227,270
Exelixis, Inc.*	491,200	[2]	3,959,072
Fisher Scientific International, Inc.*	60,000	[2]	3,499,800
Genesis HealthCare Corp.	357,200	[2]	10,862,452
Gen-Probe, Inc.*	158,100	[2]	6,303,447
Harvard Bioscience, Inc.*	915,200		4,026,880
I-Flow Corp.*	260,900	[2]	3,777,832
IMS Health, Inc.	820,081		19,616,338
Inveresk Research Group, Inc.*	199,200		7,348,488
Keryx Biopharmaceuticals, Inc. *	164,875		1,844,951
Lincare Holdings, Inc.*	212,100	[2]	6,301,491
Martek Biosciences Corp.*	219,300	[2]	10,666,752
Medicines Co.*	327,660	[2]	7,909,712
NeoPharm, Inc.*	300,200	[2]	2,569,712
Nuvelo, Inc. *	391,696	[2]	3,869,956
Owens & Minor, Inc.	213,300		5,417,820
Par Pharmaceutical Co., Inc. *	152,700	[2]	5,486,511
Penwest Pharmaceuticals Co.*	440,700	[2]	4,975,503
Pharmion Corp. *	127,700	[2]	6,601,579
Priority Healthcare Corp., Class B*	229,122	[2]	4,616,808
Protein Design Labs, Inc.*	424,200	[2]	8,305,836
PSS World Medical, Inc.*	473,300	[2]	4,751,932
Quidel Corp.*	382,400	[2]	1,732,272
Rigel Pharmaceuticals, Inc. *	254,800	[2]	6,446,440
Symbion, Inc.*	402,320		6,479,364
Telik, Inc.*	375,800	[2]	8,380,340
Triad Hospitals, Inc.*	757,664	[2]	26,093,948
Universal Health Services, Inc., Class B	170,000		7,395,000
Zoll Medical Corp.*	88,900		2,968,371
Total Health Care			340,050,442

Industrials - 16.6%
AAR Corp.*	259,200	[2]	3,227,040
Acuity Brands, Inc.	333,000		7,915,410
Aeroflex, Inc. *	819,100	[2]	8,657,887
Air France	948,178	[2]	15,085,512
Airtran Holdings, Inc.*	721,200	[2]	7,183,152
Alaska Airgroup, Inc.*	615,000	[2]	15,239,700
Albany International Corp.	275,000		8,197,750
Ametek, Inc.	321,500		9,747,880
Asset Acceptance Capital Corp.*	437,700	[2]	7,427,769
Axsys Technologies, Inc.*	598,150		8,313,687
Brink's Co., The	420,241		12,678,671
CDI Corp.	216,300		4,434,150
CNF, Inc.	105,600		4,328,544
Corinthian Colleges, Inc.*	1,502,600	[2]	20,255,048
Corporate Executive Board Co.*	270,700	[2]	16,577,668
CoStar Group, Inc.*	465,200	[2]	22,883,188
Crane Co.	337,000	[2]	9,746,040
Cuno Inc*	94,100		5,434,275
Curtiss-Wright Corp.	187,200	[2]	10,713,456
DeVry, Inc.*	658,200	[2]	13,631,322
EGL, Inc.*	163,500	[2]	4,947,510
EnerSys	520,700	[2]	6,690,995
Flowserve Corp.*	455,000	[2]	11,001,900
Hub Group, Inc.*	91,000		3,389,750
IDEX Corp.	323,650	[2]	10,991,154
Insituform Technologies Inc*	171,800	[2]	3,207,506
Interpool, Inc.	340,600	[2]	6,284,070
Ionics, Inc.*	113,200	[2]	3,056,400
ITT Educational Services, Inc.*	1,139,700	[2]	41,086,185
J.B. Hunt Transport Services, Inc.*	330,800	[2]	12,285,912
Jacuzzi Brands, Inc.*	746,600	[2]	6,943,380
JLG Industries, Inc.	388,600	[2]	6,528,480
Kennametal, Inc.	170,700	[2]	7,707,105
Kforce, Inc. *	592,400		4,964,312
Laidlaw International, Inc.*	637,500	[2]	10,486,875
Lydall, Inc.*	234,000		2,176,200
Mercury Computer Systems, Inc. *	158,900	[2]	4,277,588
MSC Industrial Direct Co., Class A	222,900	[2]	7,596,432
Old Dominion Freight Line, Inc.*	193,100		5,563,211
Overnite Corp. *	216,850	[2]	6,815,596
Pacer International, Inc. *	211,200	[2]	3,463,680
Pentair, Inc.	398,400	[2]	13,908,144
Precision Castparts Corp.	80,100	[2]	4,810,005
Raven Industries, Inc.	124,500		5,534,025
Ryder System, Inc.	207,200		9,746,688
Sea Containers, Ltd., Class A	795,900	[2]	12,121,557
Sea Containers, Ltd., Class B*	13,890		211,823
Sequa Corp., Class A*	99,600		5,200,116
Sequa Corp., Class B*	38,300		2,067,817
Shaw Group Inc., The*	797,300	[2]	9,567,600
Sirva, Inc.*	379,200		8,683,680
Stewart & Stevenson Services, Inc.	537,400		9,495,858
Tecumseh Products Co., Class B	101,000		4,086,561
Thomas & Betts Corp.	653,500	[2]	17,526,870
United Stationers, Inc.*	206,300		8,953,420
Volt Information Sciences, Inc.*	69,350		1,995,200
Wabash National Corp. *	168,400	[2]	4,625,948
Waste Connections, Inc.*	374,250	[2]	11,856,240
Watson Wyatt & Co.	306,900		8,071,470
Werner Enterprises, Inc.	356,047		6,875,268
York International Corp.	272,300		8,601,957
Total Industrials			535,082,637

Information Technology - 17.0%
ADC Telecommunications, Inc.*	1,385,500	[2]	2,507,755
Advanced Micro Devices, Inc.*	1,000,000	[2]	13,000,000
Alliance Data Systems Corp.*	342,400	[2]	13,887,744
Altiris, Inc.*	146,100		4,624,065
Alvarion, Ltd.*	232,700		3,011,138
Anaren Microwave, Inc.*	1,057,900	[2]	14,239,334
Ascential Software Corp.*	186,000	[2]	2,505,420
ATMI, Inc.*	866,200	[2]	17,739,776
AudiocCodes, Ltd. *	1,498,700	[2]	18,868,633
Audiovox Corp., Class A*	213,600	[2]	3,597,024
Avid Technology, Inc.*	467,400	[2]	21,907,038
BearingPoint, Inc.*	1,104,500	[2]	9,874,230
Benchmark Electronics, Inc.*	358,200	[2]	10,674,360
Blue Coat Systems, Inc. *	217,200	[2]	3,127,680
CallWave, Inc.	46,960		469,600
Captiva Software Corp. *	665,685		7,455,672
Centra Software, Inc.*	548,300		910,178
Ceridian Corp.*	266,800		4,911,787
CheckFree Corp.*	80,700	[2]	2,232,969
Checkpoint Systems, Inc.*	401,200		6,246,684
Citadel Security Software, Inc.*	959,500	[2]	2,389,155
Cognizant Technology Solutions Corp.*	406,986		12,417,143
CSG Systems International, Inc.*	353,600	[2]	5,448,976
CTS Corp.	929,800	[2]	11,715,480
Dot Hill Systems Corp.*	853,700		6,846,674
Dupont Photomasks, Inc.*	270,794	[2]	4,614,330
eFunds Corp.*	421,126	[2]	7,828,732
Electronics for Imaging, Inc.*	390,681	[2]	6,344,659
Equinix, Inc.*	303,100	[2]	9,326,387
Exfo Electro-Optical Engineering Inc.*	1,583,000	[2]	7,519,250
Fairchild Semiconductor International, Inc.*	1,135,500		16,090,035
Formfactor, Inc. *	348,400	[2]	6,748,508
Global Imaging Systems, Inc. *	13,900		432,012
Hi/Fn, Inc.*	570,300	[2]	5,001,531
Hyperion Solutions Corp.*	373,300	[2]	12,688,467
Identix, Inc. *	1,564,900	[2]	10,422,234
IKON Office Solutions, Inc.	838,800	[2]	10,082,376
Infocrossing, Inc.*	170,400	[2]	2,694,876
Intevac, Inc.*	921,500	[2]	5,787,020
Intrado, Inc.*	406,700		4,111,737
Ixia, Inc.*	1,176,100		11,431,692
JAMDAT Mobile, Inc.	10,140		233,930
Kanbay International, Inc.	224,500		4,772,870
Keithley Instruments, Inc.	634,100	[2]	11,065,045
Kemet Corp.*	389,000		3,147,010
Lionbridge Technologies, Inc. *	741,400	[2]	6,368,626
Magma Design Automation, Inc.*	386,900	[2]	5,834,452
McData Corp., Class A*	425,300	[2]	2,139,259
Measurement Specialties, Inc.*	233,400	[2]	5,799,990
Microsemi Corp.*	735,500		10,370,550
Mindspeed Technologies, Inc. *	943,200	[2]	1,886,400
Netscout Systems Inc.*	859,300	[2]	4,580,069
NVIDIA Corp	207,000		3,047,123
Open Solutions, Inc.*	312,400		7,800,628
Orbotech Ltd.*	259,700		4,542,153
Parametric Technology Corp.*	1,100,200		5,809,056
Park Electrochemical Corp.	264,300	[2]	5,603,160
Pemstar, Inc.*	332,800	[2]	605,696
Photronics, Inc.*	428,200	[2]	7,116,684
Plantronics, Inc. *	127,900	[2]	5,530,396
Power Integrations, Inc.*	288,800	[2]	5,900,184
Quest Software, Inc.*	447,500		4,976,200
Reynolds & Reynolds Co., Class A	115,000		2,837,050
Rogers Corp.*	153,400	[2]	6,517,966
Roper Industries, Inc.	220,300	[2]	12,658,437
Silicon Laboratories, Inc.*	507,400	[2]	16,789,866
SiRF Technology Holdings, Inc.	215,800		3,070,834
Skyworks Solutions, Inc.*	1,032,500	[2]	9,808,750
SS&C Technologies, Inc.	314,600		6,144,137
SupportSoft, Inc.*	332,475	[2]	3,238,307
SYNNEX Corp.*	290,900		5,148,930
Synopsys, Inc.*	170,000	[2]	2,691,100
Tech Data Corp.*	254,500		9,810,975
Tessera Technologies, Inc. *	239,300		5,288,530
Tier Technologies, Inc.*	394,200		3,804,030
Trident Microsystems, Inc. *	581,700	[2]	5,857,719
Verity, Inc.*	312,000		4,018,560
Vishay Intertechnology, Inc.*	713,900	[2]	9,209,310
Woodhead Industries, Inc.	579,900		8,002,620
X-Rite, Inc.	374,300		5,453,551
Total Information Technology			549,212,514

Materials - 7.3%
Airgas, Inc.	778,800		18,745,716
AK Steel Holding Corp.*	6,085,200		49,655,232
Crompton Corp.	311,600		2,957,084
Cytec Industries, Inc. *	210,100		10,284,395
Landec Corp.*	495,400		3,715,500
Longview Fibre Co.	856,700		13,064,675
Lubrizol Corp.	439,000		15,189,400
Massey Energy Co.	200,000	[2]	5,786,000
Minerals Technologies, Inc.	173,400	[2]	10,206,324
RTI International Metals, Inc.*	409,030		7,922,911
Spartech Corp.	534,600		13,418,460
Stillwater Mining Co.*	589,262	[2]	9,133,561
Symyx Technologies, Inc.*	355,400		8,369,670
The Scotts Co., Class A*	131,900	[2]	8,461,385
United States Steel Corp.	1,038,900	[2]	39,083,418
USEC, Inc.	1,915,600	[2]	19,864,772
Total Materials			235,858,503

Telecommunication Services - 0.4%
Alamosa Holdings, Inc. *	780,500	[2]	5,963,020
General Communication, Inc., Class A*	878,100		7,946,805
Total Telecommunication Services			13,909,825

Utilities - 3.6%
Avista Corp.	1,202,200	[2]	21,759,820
Reliant Resources, Inc. *	5,991,000		55,896,030
Sierra Pacific Resources Corp.*	2,346,800	[2]	21,003,860
Texas Genco Holdings, Inc.	369,900		17,255,835
Total Utilities			115,915,545

Total Common Stocks
(cost $2,504,941,689)			3,061,016,208

Other Investment Companies - 33.5%
AIM Liquid Assets Portfolio, Institutional Class Shares, 1.64%[1]	20,092,810		20,092,810
Bank of New York Institutional Cash Reserves Fund, 1.81%[1,3]	871,402,244		871,402,244
JPMorgan Prime Money Market Fund, Institutional Class Shs, 1.54%[1]	190,861,758		190,861,708
Total Other Investment Companies
(cost $1,082,356,762)			1,082,356,762

Warrants - 0.0%	Warrants
Air France, ADR (cost $1,361,928)	861,980	[2]	836,121

Total Investments - 128.2%
(cost $3,588,660,379)			4,144,209,091

Other Assets, less Liabilities - (28.2)%			(910,365,967)
Net Assets - 100.0%			$3,233,843,124

Managers International Equity Fund
September 30, 2004
Schedule of Portfolio Investments (unaudited)
Security Description	Shares		Value
Common Stocks - 100.0%
Consumer Discretionary - 16.6%
Adidas - Salomon AG (Germany)*	8,400		$1,172,405
British Sky Broadcasting PLC (United Kingdom)*	72,665		630,582
Carphone Warehouse Group (United Kingdom)	551,400		1,486,505
Club Med (France)*	12,400		586,615
Continental AG (Germany)*	73,200		3,979,491
DaimlerChrysler AG (Germany)	8,100		335,502
EMI Group PLC (United Kingdom)	181,400		725,711
Esprit Holdings Limited (Hong Kong)*	245,500		1,246,461
George Wimpey PLC (United Kingdom)	154,000		1,123,357
GUS PLC (United Kingdom)*	102,329		1,667,982
Honda Motor Co., Ltd. (Japan)	53,300		2,582,097
Hyundai Motor Co., Ltd. (South Korea)*	38,710		1,783,710
Intercontinental Hotels Group PLC (United Kingdom)	235,935		2,688,189
Kesa Electricals PLC (United Kingdom)	95,851		490,855
Kingfisher PLC (United Kingdom)	72,101		402,523
LG Electronics, Inc. (South Korea)	35,820		2,020,042
Nissan Motor Co., Ltd. (Japan)	155,100	[2]	1,677,585
Pearson PLC (United Kingdom)*	82,653		885,296
Persimmon PLC (United Kingdom)	94,800		1,134,702
Peugeot SA (France)*	12,700		784,851
Pinault-Printemps-Redoute SA (France)*	4,600		423,462
Pioneer Corp. (Japan)	58,100		1,214,971
Renault SA (France)*	21,100		1,727,590
Rodriguez Group (France)*	7,300		363,571
SES Global (Luxembourg)*	83,909		818,088
SUZUKI MOTOR Corp. (Japan)	39,000		638,587
Swatch Group AG (The) (Switzerland)	46,990		1,296,407
Toyota Motor Corp. (Japan)	12,000		457,050
Vivendi Universal SA (France)*	16,500		423,999
Whitbread PLC (United Kingdom)*	140,200		2,092,305
Wolters Kluwer NV (Netherlands)*	40,200		678,395
Total Consumer Discretionary			37,543,890

Consumer Staples - 5.0%
British American Tobacco PLC (United Kingdom)*	53,400		776,683
Delhaize Le Lion (Belgium)*	29,100		1,847,548
Diageo PLC (United Kingdom)	83,646		1,044,463
Foster's Group, Ltd. (Australia)	200,700		689,599
Japan Tobacco, Inc. (Japan)	162		1,354,455
Kao Corp. (Japan)	21,000		464,375
Koninklijke Ahold N.V. (Netherlands)*	112,400		717,542
Nippon Meat Packers, Inc. (Japan)*	67,000		896,871
Royal Numico NV (Netherlands)*	46,000		1,467,945
Seven-Eleven Japan Co., Ltd. (Japan)*	39,000		1,114,453
Tesco PLC (United Kingdom)	95,400		492,743
Yamazaki Baking Co., Ltd. (Japan)*	47,000		410,233
Total Consumer Staples			11,276,910

Energy - 11.6%
BP PLC (United Kingdom)*	661,700		6,314,584
China Petroleum and Chemical Corp., Class H (Hong Kong)	924,000		376,874
CNOOC, Ltd. (Hong Kong)	21,600		1,136,160
EnCana Corp. (Canada)	38,634	[2]	1,781,276
Eni S.p.A. (Italy)*	120,400		2,702,245
LUKOIL Holdings, ADR (Russia)	11,700		1,450,800
MOL Magyar Olaj-es Gazipari Rt. (Hungary)*	14,000		685,715
Oao Gazprom-Sponsored ADR (Russia)	45,900		1,640,007
Petro-Canada (Canada)	14,400		748,019
Petroleo Brasileiro SA, Sponsored ADR (Brazil)	39,000	[2]	1,244,880
Repsol YPF, S.A. (Spain)*	81,900	[2]	1,798,219
Royal Dutch Petroleum Co. (Netherlands)*	22,600		1,165,714
Saipem SpA (Italy)*	72,800		820,007
Total SA (France)*	20,888	[2]	4,266,092
YUKOS, ADR (Russia)	9,500	[2]	152,380
Total Energy			26,282,973

Financials - 22.1%
Aiful Corp. (Japan)	15,400		1,514,810
Allianz AG (Germany)*	13,900		1,398,603
Assurances Generales de France (France)*	56,600	[2]	3,555,565
Aviva PLC (United Kingdom)*	154,000		1,528,893
Bank of East Asia, Ltd. (Hong Kong)*	302,000		848,207
Bank of Nova Scotia (Canada)	69,128	[2]	2,018,316
Bayerische Vereinsbank AG (Germany)	59,245		1,134,744
BNP Paribas SA (France)*	27,200	[2]	1,761,018
Credit Suisse Group (Switzerland)*	49,700		1,587,477
Daiwa Securities Group, Inc. (Japan)	104,000		659,757
DBS Group Holdings, Ltd. (Singapore)*	122,000		1,159,623
Depfa Bank PLC (Ireland)*	58,000		789,681
Deutsche Boerse AG (Germany)*	21,636	[2]	1,096,911
Efg Eurobank Ergasias (Greece)*	33,500		787,691
Hang Seng Bank, Ltd. (Hong Kong)*	75,800		1,010,525
Henderson Land Development Co., Ltd. (Hong Kong)	144,000		689,096
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	180,000		409,624
ING Groep NV (Netherlands)*	69,117	[2]	1,727,864
Japan Retail Fund Investment Corp. (Japan)	76		568,888
Kookmin Bank (South Korea)*	55,874		1,770,557
Manulife Financial Corp. (Canada)	42,000	[2]	1,838,568
Mitsubishi Estate Co., Ltd. (Japan)	156,000	[2]	1,627,825
Mitsui Fudosan Co., Ltd. (Japan)	135,000		1,403,698
Muenchener Rueckversicherungs AG (Germany)*	11,000		1,058,745
Nikko Cordial Corp. (Japan)	122,000	[2]	494,411
Nomura Holdings, Inc. (Japan)	104,000		1,336,328
ORIX Corp. (Japan)*	9,000		920,513
Promise Co., Ltd. (Japan)	31,500		2,062,035
Royal & Sun Alliance Insurance Group PLC (United Kingdom)*	954,300		1,236,537
Shinhan Financial Group Co., Ltd. (South Korea)*	65,790		1,135,438
Shinsei Bank, Ltd. (Japan)	81,000	[2]	490,931
Societe Generale (France)*	26,300	[2]	2,334,218
Standard Chartered, PLC. (United Kingdom)*	121,500		2,086,437
Sumitomo Mitsui Financial Group, Inc. (Japan)*	314	[2]	1,794,582
Sumitomo Realty & Development Co., Ltd. (Japan)*	91,000		968,934
Sun Hung Kai Properties, Ltd. (Hong Kong)*	71,000		669,158
UFJ Holdings, Inc. (Japan)*	323		1,421,795
Unibail (France)*	8,400		1,013,559
Total Financials			49,931,591

Health Care - 6.6%
Elan Corp., PLC -Sponsored ADR (Ireland)	141,500		3,311,100
Essilor International SA (France)*	28,900		1,860,470
GlaxoSmithKline PLC (United Kingdom)*	124,600		2,688,123
Novartis AG (Switzerland)*	40,369		1,884,271
Roche Holding AG (Switzerland)*	12,445		1,289,072
Sanofi-Synthelabo SA (France)	30,625		2,227,961
Schering AG (Germany)*	14,279		897,707
Taisho Pharmaceutical Co., Ltd. (Japan)*	36,000		667,836
Total Health Care			14,826,539

Industrials - 9.0%
ABB, Ltd. (Switzerland)*	154,500		949,525
ACS, Actividades de Construccion y Servicios, SA (Spain)*	90,810		1,656,796
Autoroutes du sud de la France (France)*	29,468		1,350,866
Autostrade S.p.A (Italy)*	46,800		1,003,910
British Airways PLC (United Kingdom)*	291,300		1,094,659
Canadian National Railway Co. (Canada)	19,500		952,542
Capita Group PLC (United Kingdom)	156,300		931,594
Dai Nippon Printing Co., Ltd. (Japan)	42,000		561,666
European Aeronautic Defense and Space Co. (Netherlands)	52,793		1,403,225
FANUC, Ltd. (Japan)	7,300		385,033
Hutchison Whampoa, Ltd. (Hong Kong)	302,000		2,362,321
MAN AG (Germany)*	27,600		944,158
MINEBEA Co., Ltd. (Japan)*	153,000		625,039
Mitsubishi Corp. (Japan)	126,000		1,361,785
Rolls Royce Group PLC (United Kingdom)	241,196		1,107,096
RT Group PLC (United Kingdom)	360,539		26,097
SNC-Lavalin Group, Inc. (Canada)	8,600		328,561
Tostem Inax Holding Corp. (Japan)	32,000		583,746
Vinci SA (France)*	15,191		1,751,182
Yamato Transport Co., Ltd. (Japan)	75,000		1,032,704
Total Industrials			20,412,503

Information Technology - 9.8%
Alcatel SA (France)*	105,200		1,234,230
Canon, Inc. (Japan)*	98,500		4,631,808
Compal Electronics, Inc. (Taiwan)	298,055	[2]	1,478,440
Ericsson (LM) Tel Co., Sponsored ADR (Sweden)	75,100		2,346,124
Ericsson (LM), Class B (Sweden)*	440,000		1,373,062
Flextronics International, Ltd. (Singapore)*	64,500		854,625
Fujitsu Ltd. (Japan)	115,000		664,601
Infosys Technologies Limited, Sponsored ADR (India)	26,100		1,477,260
Nintendo Co., Ltd. (Japan)	4,200		513,499
OBIC Co., Ltd. (Japan)	2,800		525,349
Research In Motion, Ltd. (Canada)*	45,000		3,435,300
Samsung Electronics Co., Ltd. (South Korea)*	1,500		595,926
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)*	106,672		761,638
Toshiba Corp. (Japan)	179,000		657,037
Trend Micro, Inc. (Japan)*	40,000		1,720,891
Total Information Technology			22,269,791

Materials - 13.8%
Alcan, Inc. (Canada)	62,204	[2]	2,973,681
Anglo American PLC (United Kingdom)*	3,900		93,698
Aracruz Celulose SA (Brazil)	32,600	[2]	1,079,712
Arcelor (Luxembourg)*	175,300	[2]	3,250,773
Barrick Gold Corp. (Canada)	29,400		618,576
Bayer AG (Germany)*	45,296	[2]	1,239,756
BHP Billiton PLC (United Kingdom)	46,800		493,6144
BOC Group PLC (United Kingdom)*	46,378		743,079
Cia de Minas Buenaventura SA (Peru)	25,200		598,500
Compania Vale do Rio Doce - ADR (Brazil)	22,685		509,732
DSM NV (Netherlands)*	9,200		480,839
Gold Fields, Ltd. (South Africa)*	92,600		1,262,195
Goldcorp, Inc. (Canada)	64,600		893,288
Harmony Gold Mining Co., Ltd. (South Africa)*	97,800		1,334,156
HeidelbergCement AG (Germany)*	25,312		1,177,334
Impala Platinum Holdings, Ltd. (South Africa)	47,800	[2]	957,845
JFE Holdings, Inc. (Japan)*	37,500		1,069,466
Meridian Gold, Inc. (Canada)	48,900		811,426
Placer Dome, Inc. (Canada)	91,000		1,812,018
POSCO (South Korea)*	9,800		1,460,979
Rio Tinto PLC (United Kingdom)*	33,733		906,657
RMC Group, PLC (United Kingdom)	40,600		624,108
Shin-Etsu Chemical Co., Ltd. (Japan)	24,000		863,119
Svenska Cellulosa AB (Sweden)*	55,900		2,177,676
Syngenta AG (Switzerland)*	21,340		2,038,447
Xstrata PLC (United Kingdom)	103,090		1,697,564
Total Materials			31,168,237

Telecommunication Services - 3.4%
Mobile Telesystems, Sponsored ADR (Russia)	7,200		1,043,928
Singapore Telecommunications, Inc. (Singapore)	1,171,857		1,630,429
Sk Telecom Co., Ltd. (South Korea)*	3,700		564,752
Vodafone Group PLC (United Kingdom)*	1,841,500		4,416,259
Total Telecommunication Services			7,655,368

Utilities - 2.1%
CLP Holdings, Ltd. (Hong Kong)	288,000		1,646,906
E.ON AG (Germany)*	11,900		877,027
Hong Kong & China Gas Co., Ltd. (Hong Kong)*	625,000		1,167,291
National Grid Transco PLC (United Kingdom)*	126,900		1,073,065
Total Utilities			4,764,289

Total Common Stocks
(cost $197,678,093)			226,132,091

Other Investment Companies - 17.5%
Bank of New York Institutional Cash Reserves Fund, 1.81%[1,3]	34,518,080		34,518,080
JPMorgan Prime Money Market Fund, Institutional Class
Shares, 1.54%[1]	4,940,315		4,940,315
Total Other Investment Companies
(cost $39,458,395)			39,458,395

Total Investments - 117.5%
(cost $237,136,488)			265,590,486

Other Assets, less Liabilities - (17.5%)			(39,494,048)
Net Assets - 100.0%			$226,096,438

Managers Emerging Markets Equity Fund
September 30, 2004
Schedule of Portfolio Investments (unaudited)
Security Description	Shares		Value
Common Stocks - 91.2%
Consumer Discretionary - 10.8%
Consorcio ARA, S.A. de C.V. (Mexico)*	330,000		$940,583
Genting Berhad (Malaysia)*	189,600		843,304
Grupo Televisa S. A. (Mexico)*	20,000	[2]	1,054,600
Hankook Tire Co., Ltd. (South Korea)*	130,000		1,166,292
Hyundai Motor Co., Ltd. (South Korea)*	55,000		1,317,715
Total Consumer Discretionary			5,322,494

Consumer Staples - 4.4%
Coca-Cola Femsa, S.A. de C.V., Sponsored ADR (Mexico)*	2,670		52,012
IOI Corp., Berhad (Malaysia)	416,000		1,023,579
IOI Oleochemical Industries Berhad (Malaysia)	416		1,040
PT Hanjaya Mandala Sampoerna Tbk (Indonesia)*	1,600,000		1,067,073
Total Consumer Staples			2,143,704

Energy - 9.2%
China Oilfield Services, Ltd. (China)	3,083,000		908,808
China Petroleum and Chemical Corp., Class H (Hong Kong)	2,265,000		923,831
LUKOIL Holdings, ADR (Russia)	6,700		830,800
Petroleo Brasileiro S.A., Sponsored ADR (Brazil)	31,600	[2]	1,113,900
Surgutneftegaz Sponsored ADR (Russia)	21,000	[2]	764,400
Total Energy			4,541,739

Financials - 16.0%
Fubon Financial Holding Co., Ltd. (Taiwan)*	590,000		542,102
Grupo Financiero Banorte S.A. de C.V. (Mexico)*	206,000		969,252
Kookmin Bank, Sponsored ADR (South Korea)	31,257	[2]	995,223
Sanlam, Ltd. (South Africa)*	820,000		1,387,984
Savings Bank of The Russian Federation (Russia)	10,562	[2]	439,379
SinoPac Holdings (Taiwan)*	1,924,566		1,009,421
SM Prime Holdings, Inc. (Philippines)*	800		90
State Bank Of India, GDR (India)	27,000	[2]	549,626
Turkiye Is Bankasi (Isbank) (Turkey)*	287,500,000		1,050,315
Uniao de Bancos Brasileiros SA (Brazil)	38,000	[2]	920,740
Total Financials			7,864,132

Health Care - 4.2%
Ranbaxy Laboratories, Ltd., GDR (India)	38,560		914,250
Richter Gedeon Rt (Hungary)*	9,565		1,149,887
Total Health Care			2,064,137

Industrials - 7.4%
Alfa, S.A. (Mexico)*	233,000		879,688
Barloworld Ltd. (South Africa)*	80,000		963,707
Daelim Industrial Co., Ltd. (South Korea)*	21,200		910,213
Sime Darby Berhad (Malaysia)*	600,000		908,344
Total Industrials			3,661,952

Information Technology - 8.6%
Advanced Semiconductor Engineering, Inc. (Taiwan)*	876,584		585,587
Hon Hai Precision Industry Co., Ltd. (Taiwan)*	251,849		867,701
Mediatek, Inc. (Taiwan)	111,365		747,432
Samsung Electronics Co., Ltd., GDR, (a) (South Korea)	6,670	[2]	1,326,470
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)*	912		1,157
United Microelectronics Corp. (Taiwan)*	1,188,000		715,787
Total Information Technology			4,244,135

Materials - 10.4%
Anglo American PLC (United Kingdom)*	50,000		1,201,260
Compania Vale do Rio Doce - ADR (Brazil)	42,000		943,740
Formosa Chemicals & Fibre Corp. (Taiwan)*	669,600		1,152,737
Hindalco Ind., Ltd., Sponsored GDR, (a) (India)	31,500	[2]	922,950
Siam Cement Public Co., Ltd., The (Thailand)	135,000		868,059
Total Materials			5,088,746

Telecommunication Services - 19.0%
Advanced Information Services PCL (Thailand)*	350,000		845,290
Cesky Telecom a.s. (Czech Republic)*	63,300		843,433
China Mobile Ltd. (Hong Kong)	326,000		993,480
China Telecom Corp., Ltd., Class H (China)*	3,204,000		1,036,504
Compania Anonima Nacional Telefonos de
Venezuela, ADR(Venezuela)	43,200		973,296
Maxis Communications Berhad (Malaysia)	370,000		827,853
Telecom Argentina Stet France Telecom S.A.,
Sponsored ADR (Argentina)	84,000		917,280
Telekomunikacja Polska S.A., Sponsored GDR (Poland)	208,000	[2]	899,557
Telekomunikasi Indonesia Tbk P (Indonesia)*	2,000,000		906,113
Turkcell Iletisim Hizmetleri A.S. (Turkey)*	250,688,690		1,115,652
Total Telecommunication Services			9,358,458

Utilities - 1.2%
Companhia Energetica de Minas Gerais (Brazil)	27,744,707		591,965

Total Common Stocks
(cost $37,251,018)			44,881,462

Other Investment Companies - 19.5%
Bank of New York Institutional Cash Reserves
Fund, 1.81%[1,3]	6,239,918		6,239,918
JPMorgan Prime Money Market Fund, Institutional Class
Shares, 1.54%[1]	3,353,933		3,353,933
Total Other Investment Companies
(cost $9,593,851)			9,593,851

Total Investments - 110.7%
(cost $46,844,869)			54,475,313

Other Assets, less Liabilities - (10.7)%			(5,250,004)
Net Assets - 100.0%			$49,225,309

Managers Bond Fund
September 30, 2004
Schedule of Portfolio Investments (unaudited)
Security Description	Principal Amount	Value
Corporate Bonds -35.3%
Finance - 11.4%
AON Corp. 7.375%, 12/14/12	$600,000	$690,040
ASIF Global Financial, 2.380%, 02/26/09 SGD	5,800,000	3,411,885
Citigroup, Inc., 3.500%, 02/01/08	2,020,000	2,025,046
EOP Operating LP, 6.750%, 02/15/12	500,000	554,066
First Industrial L.P., 7.600%, 07/15/28	1,750,000	1,939,399
First Industrial L.P., Medium Term, 7.500%, 12/01/17	1,145,000	1,306,126
Ford Motor Credit Co., 7.250%, 02/22/05 GBP	650,000	1,183,146
General Motors Acceptance Corp., 5.625%, 05/15/09(2)	500,000	509,707
GMAC International Finance BV, 8.000%, 03/14/07 NZD	950,000	645,332
GMAC, 6.125%, 01/22/08	2,000,000	2,105,224
GMAC, 6.875%, 09/15/11	250,000	262,256
GMAC, 7.000%, 12/07/05 GBP	250,000	460,802
GMAC, 7.500%, 12/01/06 NZD	1,000,000	673,517
Highwoods Properties, Inc., 7.500%, 04/15/18	2,250,000	2,375,078
Inter-American Development Bank, 0.000%, 05/11/09 BRL	6,500,000	1,131,987
JPMorgan Chase & Co., 4.000%, 02/01/08	1,000,000	1,015,177
KeyCorp Capital II, 6.875%, 03/17/29(2)	500,000	532,932
Loews Corp., 7.000%, 10/15/23	150,000	152,241
Morgan Stanley & Co., Inc., 3.625%, 04/01/08	2,100,000	2,104,423
New Plan Excel Realty Trust, 5.875%, 06/15/07	1,250,000	1,324,265
NiSource Finance Corp., 6.150%, 03/01/13(2)	1,250,000	1,355,036
Spieker Properties, Inc., 7.350%,12/01/17	250,000	289,047
Total Finance		26,046,732

Industrials - 21.4%
Abitibi-Consolidated, Inc., 7.500%, 04/01/28	500,000	436,250
Altria Group, Inc., 7.000%, 11/04/13(2)	1,500,000	1,565,045
America Movil S.A de C.V., 4.125%, 03/01/09 (a)	3,000,000	2,924,976
American Airlines, Inc., 8.608%, 04/01/11(2)	125,000	105,986
American Airlines, Inc., Series 01-2, 6.978%, 04/01/11	2,184,993	2,158,734
American President, Ltd., 8.000%, 01/15/24	250,000	257,500
Arrow Electronics, Inc., 6.875%, 07/01/13(2)	500,000	541,012
Bausch & Lomb, Inc., 7.125%, 08/01/28	500,000	528,687
Boise Cascade Co., 7.450%, 08/10/11	250,000	287,387
Bowater, Inc., 6.500%, 06/15/13(2)	500,000	485,150
Clear Channel Communications, 4.250%, 05/15/09	1,500,000	1,486,325
Clear Channel Communications, 5.750%, 01/15/13(2)	500,000	513,559
Continental Airlines, Inc., Series 991A, 6.545%, 02/02/19	4,384,574	4,231,488
Continental Airlines, Inc., Series 01-1, 6.703%, 06/15/21(2)	433,876	404,339
Continental Airlines, Inc., 6.795%, 08/02/20	83,824	67,123
Continental Airlines, Inc., Series 99-2, 7.256%, 03/15/20	379,029	374,106
Dell Computer Corp., 7.100%, 04/15/28	850,000	1,004,344
Delphi Corp., 7.125%, 05/01/29(2)	1,950,000	1,924,267
Dillards, Inc., 7.000%, 12/01/28(2)	225,000	211,500
Foot Locker, Inc., 8.500%, 01/15/22	570,000	607,050
Ford Motor Co., 6.375%, 02/01/29(2)	2,500,000	2,197,293
General Motors Corp., 6.750%, 05/01/28(2)	500,000	469,242
Georgia-Pacific Corp., 7.250%, 06/01/28	500,000	517,500
Georgia-Pacific Corp., 7.750%, 11/15/29	925,000	994,375
HCA, Inc., 5.750, 03/15/14(2)	2,500,000	2,478,383
HCA, Inc., 6.250%, 02/15/13	1,940,000	1,999,614
HCA, Inc., 7.050%, 12/01/27	1,600,000	1,555,403
HCA, Inc., 7.580%, 09/15/25	125,000	130,366
Health Care Property, Inc., 6.000%, 03/01/15	1,500,000	1,565,807
Hutchison Whampoa International, LTD, 5.450%, 11/24/10 (a)	2,225,000	2,273,665
International Paper Co., 4.000%, 04/01/10	1,000,000	977,100
International Paper Co., 4.250%, 01/15/09(2)	1,000,000	1,003,440
Kellwood Co., 7.625%, 10/15/17	250,000	274,897
Lowe's Co., Inc., 6.875%, 02/15/28	500,000	575,914
Motorola, Inc., 5.800%, 10/15/08(2)	250,000	266,489
Motorola, Inc., 7.625%, 11/15/10	375,000	438,835
Motorola, Inc., 8.000%, 11/01/11(2)	1,075,000	1,292,109
Penney (JC), Co., 7.125%, 11/15/23(2)	33,000	34,897
Pulte Homes, Inc., 7.625%, 10/15/17	500,000	581,695
Raytheon Co., 6.400%, 12/15/18	400,000	435,596
Raytheon Co., 7.000%, 11/01/28	1,500,000	1,693,817
Raytheon Co., 7.200%, 08/15/27(2)	800,000	915,225
Schering-Plough Corp., 5.300%, 12/01/13	1,500,000	1,552,328
Sprint Capital Corp., 6.875%, 11/15/28	2,300,000	2,412,454
Sprint Capital Corp., 6.900%, 05/01/19	500,000	547,419
US West Communications, Inc., 7.250%, 09/15/25	500,000	450,000
Weyerhaeuser Co., 6.950%, 10/01/27	250,000	272,809
Williams Co., Inc., Series A, 7.500%, 01/15/31	1,000,000	1,005,000
Total Industrials		49,026,500

Utility - 2.5%
Constellation Energy Group Inc., 4.550%, 06/15/15(2)	1,675,000	1,577,373
EL Paso Corp., 6.750%, 05/15/09(2)	250,000	248,750
El Paso Corp., 6.950%, 06/01/28	300,000	241,500
EL Paso Corp., 7.000%. 05/15/11(2)	500,000	482,500
Global Marine, Inc., 7.000%, 06/01/28	250,000	281,691
KN Capital Trust III, 7.630%, 04/15/28	250,000	274,460
MidAmerican Energy Holdings, 5.875%, 10/01/12	750,000	791,822
Southern Natural Gas Co., 7.350%, 02/15/31(2)	1,000,000	987,500
Tennessee Gas Pipeline Co., 7.500%, 04/01/17	250,000	259,375
Transocean, Inc., 7.375%, 04/15/18	500,000	592,772
Total Utility		5,737,743

Total Corporate Bonds
(cost $75,843,427)		80,810,975

Asset-Backed Securities - 2.8%
Bank of America-First Union National Bank Commercial Mortgage,
Series 2001-3, Class A2, 5.464%, 04/11/37	1,500,000	1,596,466
Community Program Loan Trust, Series 87-A, Class A4,
4.500%, 10/01/18	261,349	267,576
Community Program Loan Trust, Series 87-A, Class A5,
4.500%, 04/01/29	3,225,000	3,038,069
Continental Airlines, Inc., 6.648%, 09/15/17	1,649,351	1,543,857
Total Asset-Backed Securities
(cost $6,075,064)		6,445,968

Convertible Bonds - 2.2%
Devon Energy Corp., 4.900%, 08/15/08	1,250,000	1,354,687
Devon Energy Corp., 4.950%, 08/15/08(2)	1,692,000	1,833,705
Loews Corp., 3.125%, 09/15/07	1,920,000	1,879,200
Total Convertible Bonds
(Cost $4,681,687)		5,067,592

Foreign Corporate Obligations - 8.8%
Cerro Negro Finance Ltd., 7.900%, 12/01/20 (a)	500,000	487,500
Cia Brasileira de Bebida, 8.750%, 09/15/13 (a)	3,795,000	4,288,350
Empresa Nacional de Electricidad SA, 8.625%, 08/01/15	300,000	342,932
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27	2,900,000	2,956,016
Enersis SA, Yankee, 7.400%, 12/01/16	225,000	235,656
International Bank for Reconstruction & Development, 0.000%, 08/20/07 NZD	4,800,000	2,695,902
MacMillan Bloedel Ltd., 7.700%, 02/15/26	1,350,000	1,545,592
Petroleos Mexicanos, 8.625%, 12/01/23 (a)	950,000	1,073,500
Pf Export Rec Master Trust, 144A, 6.436%, 06/01/15	872,727	875,737
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	1,800,000	2,018,493
Teck Cominco Ltd., 7.000%, 09/15/12	1,000,000	1,100,925
Telekom Malaysia Berhad, 7.875%, 08/01/25 (a)	250,000	300,523
Tenaga Nasional Berhad, 7.500%, 11/01/25 (a)	2,000,000	2,247,210
Total Foreign Corporate Obligations
(cost $17,352,771)		20,168,336

Foreign Government Obligations - 5.3%
British Columbia, Province of, 5.250%, 12/01/06 CAD	1,160,000	952,620
British Columbia, Province of, 6.000, 06/09/08 CAD	560,000	474,815
Canadian Government, 4.500%, 09/01/07 CAD	665,000	539,462
Kommunekredit, 5.000%, 06/07/06 NOK	1,600,000	247,125
Manitoba, Province of, 5.750%, 06/02/08 CAD	4,800,000	4,036,051
Mexican Government, 9.000%, 12/20/12 MXN	250,000	2,072,353
Mexico Government, Yankee, 7.500%, 01/14/12 USD	1,250,000	1,408,750
New Zealand Government, 6.000%, 11/15/11 NZD	500,000	335,390
Ontario Province, 5.900%, 03/08/06 CAD	585,000	480,213
Province of Alberta, Series CS, Sinking Fund, 5.930%, 09/16/16 CAD	207,423	174,995
Republic of South Africa, Yankee, 8.500%, 06/23/17	1,175,000	1,427,625
Total Foreign Government Obligations
(cost $11,182,257)		12,149,399

U.S. Government and Agency Obligations - 35.9%
FHLMC, 2.875%, 09/01/05(2)	3,500,000	3,517,570
FHLMC, 3.220%, 06/20/07	500,000	306,047
FHLMC, Gold, 5.000%, 12/01/31	296,972	295,267
FHLMC, 5.250%, 01/01/06	3,300,000	3,414,256
FHLMC, 5.500%, 09/15/11	5,090,000	5,481,817
FHLMC, 6.000%, 11/15/28	1,642	1,641
FNMA, 2.290%, 02/19/09	3,800,000	2,228,530
FNMA, 2.375%, 02/15/07(2)	7,000,000	6,908,223
FNMA, 3.250%, 01/15/08	3,000,000	2,994,591
FNMA, 4.000%, 10/01/18	6,139,097	5,997,743
FNMA, 4.000%, 10/01/18	6,658,131	6,504,826
FNMA, 5.000%, 01/15/07(2)	3,200,000	3,346,442
FNMA, 5.250%, 04/15/07	3,200,000	3,373,427
FNMA, 6.000%, 07/01/29	41,323	42,887
USTN, 1.625%, 09/30/05(2)	3,500,000	3,480,722
USTN, 1.625%, 10/31/05(2)	7,000,000	6,956,250
USTN, 1.625%, 02/28/06(2)	12,000,000	11,877,660
USTN, 1.875%, 12/31/05(2)	11,000,000	10,943,713
USTN, 2.375%, 08/15/06(2)	985,000	981,845
USTN, 3.500%, 11/15/06(2)	3,400,000	3,459,632
Total U.S. Government and Agency Obligations
(cost $82,366,930)		82,113,089

Preferred Stocks - 0.7%	Shares
Entergy Louisiana, Inc., 4.440%	226	16,131
Entergy New Orleans, Inc., 4.750%	482	36,301
Entergy New Orleans, Inc., 5.560%	100	8,816
Newell Financial Trust I, 5.250%(2)	32,000	1,392,000
Union Electric Co., 3.500%	350	21,437
Wisconsin Electric Power Co., 3.600%	3,946	238,733
Total Preferred Stocks
(cost $1,649,983)		1,713,418

Other Investment Companies - 29.8%
Bank of New York Institutional Cash Reserves Fund, 1.81%[1,3]	47,583,003	47,583,003
JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.54%[1]	20,472,779	20,472,779
Total Other Investment Companies
(cost $68,055,782)		68,055,782

Total Investments - 120.8%
(cost $267,207,901)		276,524,559

Other Assets, less Liabilities - (20.8)%		(47,644,205)
Net Assets - 100.0%-		$228,880,354

Managers Global Bond Fund
September 30, 2004
Schedule of Portfolio Investments (unaudited)
Security Description	Principal Amount	Value
Foreign Government and Agency Obligations - 40.2%
Belgium Government Bond, 3.750%, 03/28/09 EUR	335,000	$424,931
Brazil, Republic of, Yankee, 8.000%, 04/15/14 USD(2)	87,958	86,973
Brazil, Republic of, Yankee, 8.250, 01/20/34 USD(2)	290,000	258,535
Bundes Immobil, 4.625%, 09/27/12 EUR	525,000	677,217
Bundes Obligation, Series 139, 4.000%, 02/16/07 EUR	1,035,000	1,322,457
Canada Government, 0.700%, 03/20/06 JPY	19,000,000	173,730
Colombia, Republic of, Yankee, 8.125, 05/21/24 USD(2)	140,000	126,350
Irish Government, 4.600%, 04/18/16 EUR	540,000	698,472
Kingdom of Denmark, 4.000%, 08/15/08 DKK	1,465,000	251,355
Kingdom of Norway, 5.500%, 05/15/2009 NOK	1,245,000	200,258
Kingdom of Spain, 4.750%, 03/14/05 JPY	40,000,000	370,567
Mexican Government, 9.000%, 12/20/12 MXN	20,000	165,788
Netherlands Government SA, 5.500%, 01/15/28 EUR	465,000	649,318
New Zealand Government, 6.000%, 11/15/11 NZD	85,000	57,016
Ontario Province, 5.700%, 12/01/08 CAD	660,000	554,561
Queensland Treasury Corp., 8.000%, 09/14/07 AUD	1,105,000	856,003
Republic of Austria, 4.500%, 09/28/05 JPY	20,000,000	189,315
Republic of Austria, 4.750%, 12/20/04 JPY	34,000,000	311,619
Republic of Austria, 5.500%, 03/03/05 CHF	215,000	175,530
Republic of Austria, 6.000%, 02/14/07 HUF	7,000,000	33,011
Republic of South Africa, 5.250%, 05/16/13 EUR	350,000	439,851
Republic of South Africa, Yankee, 8.500%, 06/23/17 USD	200,000	243,000
Singapore Government, 3.625%, 07/01/11 SGD	660,000	411,622
Singapore Government, 4.625%, 07/01/10 SGD	800,000	525,893
Spain, Government of, 3.600%, 01/31/09 EUR	300,000	378,572
Swedish Government, 5.250%, 03/15/11 SEK	4,450,000	653,423
Swedish Government, 6.500%, 05/05/08 SEK	2,855,000	431,493
U.K. Treasury, 5.000%, 03/07/12 GBP	440,000	804,721
U.K. Treasury, 6.250%, 11/25/10 GBP	520,000	1,013,608
United Mexican States, 5.375%, 06/10/13 EUR	250,000	315,934
United Mexican States, 6.75%, 6/6/06 JPY	18,000,000	180,436
Total Foreign Government and Agency Obligations
(cost $12,223,538)		12,981,559

Corporate Bonds - 43.9%
Finance - 24.1%
Arcel Finance Ltd., Yankee, 7.048%, 09/01/11 (a) USD	105,000	109,894
Bangkok Bank Public Co., Hong Kong, Yankee, 9.025%, 03/15/29 (a) USD	140,000	156,743
Bank of America Corp., 4.625, 02/18/14 EUR	90,000	114,006
Cerro Negro Finance Ltd., Yankee, 7.900%, 12/01/20 (a) USD	65,000	63,375
Couche-Tard US/Finance, 7.500%, 12/15/13 USD	160,000	170,400
Depfa ACS Bank, 3.250%, 04/15/08 EUR	900,000	1,122,607
DEPFA Deutsche Pfandbriefbank AG, 5.000%, 02/03/05 EUR	845,000	1,059,198
Eksportfinans ASA, 2.500%, 12/28/05 CHF	145,000	118,048
Federal Farm Credit Bank, 3.250%, 06/15/07 USD(2)	600,000	602,007
First Citizens St Lucia, 5.125%, 02/14/11 USD	175,000	176,056
GMAC International Finance BV, 8.000%, 03/14/07 NZD	160,000	108,688
Hilton Group Finance PLC, 6.500%, 07/17/09 EUR	105,000	145,570
Household Finance Corp., 5.125%, 06/24/09 EUR	225,000	297,681
Household Financial, 4.500%, 07/02/08 CAD	100,000	80,073
Int'l Bank for Reconstruction and Development, 4.750%, 12/20/04 JPY	75,000,000	687,293
Istar Financial, Inc., 4.875%, 01/15/09 USD	75,000	75,152
KFW International Finance, Inc., 1.000%, 12/20/04 JPY	97,000,000	881,735
MBNA Europe Funding, Plc., 6.500%, 03/27/07 EUR	50,000	66,888
Morgan Stanley Co., Series EMTN, 5.375%, 11/14/13 GBP	120,000	213,556
Muenchener Hypothekenbank eG, 5.000%, 01/16/12 EUR	30,000	40,048
NGG Finance, PLC., 6.125%, 08/23/11 EUR	75,000	103,985
Nordic Investment Bank, 5.250%, 04/20/06 SEK	2,000,000	283,841
Olivetti Finance, 6.875%, 01/24/13 EUR	105,000	151,830
Permanent Financing PLC, 5.100%, 06/11/07 EUR	275,000	359,345
Qwest Capital Funding, Inc., 7.250%, 02/15/11 USD(2)	75,000	66,938
Russell Corp., 9.250%, 05/01/10 USD	55,000	59,675
RWE Finance B.V., 6.125%, 10/26/12 EUR	100,000	140,983
Volkswagen International Finance, 4.875%, 05/22/13 EUR	250,000	311,744
Total Finance		7,767,359

Industrials - 17.5%
AGCO Corp., 6.875%, 04/15/14 EUR	120,000	146,804
Alcan, Inc., 5.500%, 05/02/06 EUR	140,000	180,825
Allied Waste North America, 6.500%, 11/15/10 USD	55,000	54,450
America Movil S.A de C.V., 4.125%, 03/01/09 (a) USD(2)	35,000	34,125
American Standard, Inc., 7.125%, 06/01/06 EUR	75,000	99,112
American Standard, Inc., 8.250%, 06/01/09 GBP	50,000	96,811
ASIF Global, 2.380%, 02/26/09 SGD	500,000	294,128
Bavaria S.A., 8.875%, 11/01/10 (a) USD	60,000	63,375
Bowater, Inc., 6.500%, 06/15/13 USD(2)	145,000	140,693
Canadian Pacific Railway, Ltd., 4.900%, 06/15/10 CAD	50,000	39,642
Celestica, Inc., 7.875%, 07/01/11 USD	100,000	103,750
Chesapeake Energy Corp., 6.875%, 01/15/16 USD	125,000	130,625
Corning Inc., 6.750%, 09/15/13 USD	125,000	130,278
Deutsche Telekom, 5.250, 05/20/08 EUR	100,000	131,727
Diageo Capital Beverages, 3.875%, 01/06/09 EUR	130,000	163,071
Falconbridge Ltd., 7.350%, 06/05/12 USD	150,000	172,011
GIE PSA Tresorerie, 5.875%, 09/27/11 EUR	125,000	171,567
HCA, Inc., 5.250%, 11/06/08 USD(2)	150,000	153,588
HCA, Inc., 7.500%, 11/06/33 USD(2)	150,000	157,517
Hutchison Whampoa International, Ltd., 7.450%, 11/24/33 (a) USD	110,000	113,991
IMC Global, Inc., 10.875%, 06/01/08 USD	45,000	54,562
McDonald's Corp., 3.628%, 10/10/10 SGD	250,000	151,500
News America Holdings, 8.625%, 02/07/14 AUD	350,000	272,306
Overseas Shipholding Group, 7.500, 02/15/24 USD	85,000	82,556
Pearson PLC, 6.125%, 02/01/07 EUR	35,000	46,376
Pemex Project Funding Master Trust, 7.875%, 02/01/09 USD	325,000	362,375
Philippine Long Distance Telephone, 11.375%, 05/15/12 USD	50,000	56,500
Phillips-Van Heusen Corp., 7.250%, 02/15/11 USD	70,000	72,800
Premcor Refining Group, 7.500%, 06/15/15 USD	75,000	80,625
Qwest Corp., 7.875%, 09/01/11 (a) USD(2)	75,000	77,812
Repsol International Finance, 5.000%, 07/22/13 EUR	200,000	257,119
Rogers Wireless, Inc. 6.375%, 03/01/14 USD	70,000	64,400
Service Corp. International, 6.500%, 03/15/08 USD	70,000	72,887
Shaw Communications, Inc., 7.500%, 11/20/13 CAD	175,000	142,352
Sing Telecommunications, 6.000%, 11/21/11 EUR	50,000	69,359
Smithfield Foods, Inc., 7.000%, 08/01/11 USD	145,000	151,525
Stena AB, 7.500%, 11/01/13 USD	75,000	75,094
Teck Cominco Ltd., 7.000%, 09/15/12 USD	100,000	110,093
Telefonica Europe, BV, 5.125%, 02/14/13 EUR	50,000	65,859
Telekom Malaysia Berhad, 7.875%, 08/01/25 (a) USD	70,000	84,146
Tesco PLC, 4.750%, 04/13/10 EUR	75,000	97,547
Vale Overseas Limited., 8.250, 01/17/34 USD	50,000	48,625
Volvo Treasury AB, 6.000, 02/09/07 EUR	35,000	46,325
Williams Co., Inc., 7.875%, 09/01/21 USD	90,000	99,900
WPP Group, PLC. 6.000%, 06/18/08 EUR	250,000	336,322
XTO Energy, Inc., 6.250%, 04/15/13 USD	85,000	93,105
Total Industrials		5,650,160

Utility - 2.3%
E.On International Finance BV, Series EMTN, 5.750%, 05/29/09 EUR	125,000	169,992
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27 USD	100,000	101,932
Enersis SA, Yankee, 7.400%, 12/01/16 USD	155,000	162,340
Pioneer Natural Resources Co., 6.500%, 01/15/08 USD	65,000	70,459
Scottish Power, 6.625%, 01/14/10 GBP	90,000	171,450
Tenaga Nasional Berhad, 7.500%, 11/01/25 (a) USD(2)	70,000	78,653
Total Utility		754,826

Total Corporate Bonds
(cost $13,356,684)		14,172,345

Convertible Bonds - 0.3%
Nextel Communications Inc., 5.250%, 01/15/10 USD(2)	70,000	69,738
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a) USD	25,000	28,035
Total Convertible Bonds (cost $86,014)		97,773

U.S. Government and Agency Obligations - 14.3%
U.S. Agency Obligations - 3.1%
FNMA, 1.750%, 03/26/08 JPY	80,000,000	759,969
FNMA, 2.290%, 02/19/09 SGD	400,000	234,582
Total U.S. Agency Obligations		994,551

U.S. Treasury Obligations - 11.2%
USTB, 2.375%, 01/15/25 USD	325,000	338,571
USTN, 1.875%, 12/31/05 USD(2)	1,000,000	994,883
USTN, 3.250%, 08/15/08 USD(2)	1,000,000	1,004,727
USTN, 3.500%, 11/15/06 USD(2)	715,000	727,540
USTN, 5.750%, 08/15/10 USD(2)	500,000	557,403
Total U.S. Treasury Obligations		3,623,124

Total U.S. Government and Agency Obligations
(cost $4,579,506)		4,617,675

Other Investment Companies - 21.6%
Bank of New York Institutional Cash Reserves Fund 1.81%[1,3] USD	5,268,775	5,268,775
JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.54%[1] USD	1,698,113	1,698,113
Total Other Investment Companies
(cost $6,966,888)		6,966,888

Total Investments - 120.3%
(cost $37,212,630)		38,836,240

Other Assets, less Liabilities - (20.3)%		(6,551,488)
Net Assets - 100.0%		$32,284,752

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2004, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Value	$97,445,038	$16,211,708	$(2,282,241)	$13,929,467
Capital Appreciation	105,293,817	11,360,017	(2,523,863)	8,836,154
Small Company	19,266,284	4,996,899	(1,098,804)	3,898,095
Special Equity	3,588,660,379	735,533,838	(179,985,126)	555,548,712
International Equity	238,244,684	35,648,626	(7,427,843)	28,221,143
Emerging Markets	47,139,347	8,361,924	(1,025,958)	7,335,966
Bond	267,212,423	10,112,562	(800,426)	9,312,136
Global Bond	37,215,277	1,655,615	(34,652)	1,620,963

* Non-income-producing security

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2004, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Bond	$15,614,217	6.8%
Global Bond	810,149	2.5%

1   Yield shown for each investment company represents its September 30, 2004, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

2   Some or all of these shares were out on loan to various brokers as of September 30, 2004, amounting to:

Fund	Market Value	% of Net Assets
Value	$7,113,701	6.7%
Capital Appreciation	16,011,758	16.7%
Small Company	1,554,693	7.0%
Special Equity	841,462,722	26.0%
International Equity	33,093,626	14.6%
Emerging Markets	6,086,547	12.4%
Bond	56,465,477	24.7%
Global Bond	5,151,094	16.0%

3   Collateral received from brokers for securities lending was invested in these short-term investments.
4Zero coupon security.

Futures Contracts (International Equity):

When the Fund enters into a futures contract, it agrees to buy or sell the contract’s underlying instrument at a future date and agreed upon price. The Fund deposits either cash or securities in an amount equal to a certain percentage of the contract value, (initial margin) with the futures broker. Subsequent payments (variation margin) are made each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund had the following open futures contracts at September 30, 2004:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
3-Month Eurodollar	14	Short	12/17/04	$(8,781)
3-Month Japanese Yen	4	Short	12/13/04	(13,849)

Investments Definitions and Abbreviations:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

FHLMC: Federal Home Loan Mortgage Corp.
USTB: United States Treasury Bond
FNMA: Federal National Mortgage Association
USTN: United States Treasury Note
GNMA: Government National Mortgage Association
GMAC: General Motors Acceptance Corp.

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD: Australian Dollar
SEK: Swedish Krona
CAD: Canadian Dollar
SGD: Singapore Dollar
DKK: Danish Krone
NZD: New Zealand Dollar
EUR: euro
NOK: Norwegian Krone
GBP: British Pound
ZAR: South African Rand
HUF: Hungarian Forint
JPY: Japanese Yen
BRL: Brazilian Real
CHF: Swiss Franc

Item 2. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b) Internal Controls. There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By: /s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: November 22, 2004

By: /s/ Galan G. Daukas
Galan G. Daukas, Chief Financial Officer

Date: November 23, 2004